Pension and Non-pension Post-employment Benefit Plans - Plan Balances Reported on Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017	[1]
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	$ (88.8)	$ (97.8)	[1]	$ (86.0)
Current other post-employment benefit obligations	(0.4)	(0.9)
Non-current net pension assets (note 10)	4.5	62.9
Excess (deficiency) of plan assets over accrued benefit obligations	(84.7)	(35.8)
Pension Plans
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(21.1)	(23.2)
Current other post-employment benefit obligations	0.0	0.0
Non-current net pension assets (note 10)	4.5	62.9
Excess (deficiency) of plan assets over accrued benefit obligations	(16.6)	39.7
Other Benefit Plans
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(67.7)	(74.6)
Current other post-employment benefit obligations	(0.4)	(0.9)
Non-current net pension assets (note 10)	0.0	0.0
Excess (deficiency) of plan assets over accrued benefit obligations	$ (68.1)	(75.5)
Accrued and other current liabilities
Disclosure of defined benefit plans [line items]
Current other post-employment benefit obligations		$ 0.9

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)